INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of current and deferred components of income tax expenses (benefits)

	Years ended December 31,
	2012	2013	2014
Income taxes expenses (benefits):
Current
PRC	2,280	5,476	8,528
Hong Kong	153	—	1
Deferred
PRC	(1,111)	(249)	(1,104)
Hong Kong	—	(98)	42

	1,322	5,129	7,467

Schedule of principle components of the Group's deferred income tax assets and liabilities

	December 31,
	2013	2014
Deferred tax assets
Allowance for doubtful accounts	265	470
Accrued payroll	232	180
Impairment of production costs	—	456
Net operating losses carry forwards	540	467
Less: valuation allowance	(64)	(9)

Total current deferred tax assets	973	1,564

Property and equipment	78	4
Deferred income	218	262
American depositary reimbursements	146	60
Net operating losses carry forwards	3,705	4,621
Less: valuation allowance	(3,637)	(4,029)

Total non-current deferred tax assets	510	918

Deferred tax liabilities
Acquired intangible assets	23	—

Total non-current deferred tax liabilities	23	—

Schedule of changes in balances of valuation allowance on deferred tax assets

	Years ended December 31,
	2012	2013	2014
Beginning balance as of January 1	2,709	2,786	3,701
Additional allowance	1,330	1,752	1,410
Reversal of allowance	(1,274)	(902)	(1,016)
Exchange effect	21	65	(57)

Ending balance as of December 31	2,786	3,701	4,038

Schedule of reconciliation between the provision for income tax computed by applying the statutory PRC enterprise income tax rate and the actual provision of income taxes

	Years ended December 31,
	2012	2013	2014
(Loss) income before income tax and equity in earnings of equity method investments, net of tax	(252)	9,575	13,308
Equity in earnings of equity method investments, net of tax	—	—	(3,350)

Net (loss) income before income tax provision	(252)	9,575	9,958
Statutory tax rate in the PRC	25%	25%	25%
Income tax (benefits) expenses at statutory tax rate in the PRC	(63)	2,394	2,490
Non-deductible expenses	87	203	1,059
Effect of tax holidays and concessions	(389)	(210)	25
Effect of income tax rate difference in other jurisdictions	1,610	1,827	3,556
Changes in valuation allowance	77	915	337

Income tax expenses	1,322	5,129	7,467

Schedule of the aggregate amount and per share effect of tax holidays and concessions primarily including tax exemption and preferential tax rates granted

	Years ended December 31,
	2012	2013	2014
Changes in income tax expenses	389	210	(25)
(Increase in net loss) decrease in net income per ordinary share-basic	(0.01)	0.01	—
(Increase in net loss) decrease in net income per ordinary share-diluted	(0.01)	0.01	—